FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

Institutional Shares
Select Shares
Supplement to Prospectus dated January 31, 2003

The following information, which relates to the Institutional and Select Shares of the above referenced Funds, is effective October 6, 2003.

Please note that this Supplement does not apply to the Federated Managed Income Portfolio. Shareholders interested in the Federated Managed Income Portfolio should refer to their existing Prospectus.

1.    Please change the fund names (collectively, the "Funds") as follows:



CURRENT FUND NAME                                 NEW FUND NAME

Federated Managed Conservative Growth Portfolio   Federated Conservative Allocation Fund
Federated Managed Moderate Growth Portfolio       Federated Moderate Allocation Fund
Federated Managed Growth Portfolio                Federated Growth Allocation Fund


2. Under "What are the Funds' Main Investment Strategies?", please replace the entire section with the following:

"The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:



                                    Equity       Fixed Income
                                    Neutral      Neutral
                                    Position     Position
      Federated Conservative        40%          60%
      Allocation Fund
      Federated Moderate             0%           0%
      Allocation Fund               60%          40%
      Federated Growth Allocation   8            2
      Fund


     The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.

     Within the equity allocation, the Adviser anticipates investing primarily in the common stock of companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of companies with small market capitalizations.

     Within the fixed income allocation the Adviser anticipates investing primarily in U.S. -dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities.


3. Under "What are the Main Risks of Investing in the Funds?", please add the following:

     "Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies."

4. Under "What are the Funds' Investment Strategies?", please replace the entire section up to the paragraph entitled "Hedging" with the following:

     "The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:

                                    Equity       Fixed Income
                                    Neutral      Neutral
                                    Position     Position
      Federated Conservative        40%          60%
      Allocation Fund
      Federated Moderate             0%           0%
      Allocation Fund               60%          40%
      Federated Growth Allocation   8            2
      Fund


     The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.

     Within the equity allocation, the Adviser anticipates investing primarily in the common stock of companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of companies with small market capitalizations.

     Within the fixed income allocation the Adviser anticipates investing primarily in U.S. -dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. Domestic non-investment grade securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be dominated in either foreign currency or in U.S. Dollars.

     When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses."


5. Under "What are the Principal Securities in Which the Fund Invests?" please delete the current "Foreign Securities" and add the following paragraph under EQUITY SECURITIES:

     "Foreign Securities

     Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalizations, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks."

6. Under "What are the Principal Securities in Which the Funds Invests?" please delete the current "Investing in Securities of other Investment Companies" and replace with the following:

     "INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds may invest in other investment companies, both domestic and foreign (which may or may not be available for general investment by the public), and that are advised by the Adviser or an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly."

     Additionally,  under "What are the Principal  Securities in Which the Funds
     Invest?"   please  add  the  following  under  the  section  "Fixed  Income
     Securities":

     "Foreign Corporate Debt Securities

     The Fund will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

     The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities."

7. Please move the section entitled "Foreign Government Securities" that is under SPECIAL TRANSACATIONS to the FIXED INCOME SECURITIES section.

     Additionally, under "What are the Principal Securities in Which the Funds Invest?" please add the following in the "Special Transactions" section:

     "Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks."

8. Under "What are the Specific Risks of Investing in the Funds?, please add the following:

     "RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

     Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies."

9.   Please replace the current "Risk of Foreign Investing" with the following:

     "RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the Fund's investments.

o The foreign sovereign debt securities the Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

o Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries."



                                                              September 24, 2003


WORLD-CLASS INVESTMENT MANAGER
Federated
Federated Managed Allocation Portfolios


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor



Cusip 314212408
      314212309
      314212200
      314212101
      314212606
      314212507

29089 (9/03)






FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

Institutional Shares
Select Shares
Supplement to Statement of Additional Information dated January 31, 2003

The following information, which relates to the Institutional and Select Shares of the above referenced Funds, is effective October 6, 2003.

Please note that this Supplement does not apply to the Federated  Managed Income
     Portfolio.   Shareholders   interested  in  the  Federated  Managed  Income
     Portfolio should refer to their existing Prospectus.

1. Under "Securities in Which the Funds Invest", please add the following to the securities table:


Securities                                         Income    Conservative Moderate   Growth
                                                   Portfolio Growth       Growth     Portfolio
                                                             Portfolio    Portfolio
Municipal Securities                               A         A            A          A
Foreign Corporate Debt Securities                  P         P            P          P

In addition, please delete the current "Investing in Securities of Other
Investment Companies" and "Foreign Exchange Contracts" in the securities table and replace with the following:

Investing in Securities of Other Investment        P         P            P          P
Companies
Foreign Exchange Contracts                         P         P            P          P


2.   Under "Securities In Which The Funds Invest", please add the following:

     "MUNICIPAL SECURITIES

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities."

3. Additionally, please add the following after the section entitled "Foreign Government Securities":

     "Foreign Corporate Debt Securities

     The Fund will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

     The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities."

4.   Under "Securities Risks", please add the following:

     "RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

     Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies."


                                                              September 24, 2003



WORLD-CLASS INVESTMENT MANAGER
Federated
Federated Managed Allocation Portfolios


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor



Cusip 314212408
      314212309
      314212200
      314212101
      314212606
      314212507

29090(9/03)